QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                       -------------------------------

                      Date of reporting period: 05/31/2009
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
May 31, 2009 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund; and
Third Millennium Russia Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2009
                                   (Unaudited)

    Number                                             Market
    of Shares           Description                    Value
    --------            ---------                   -------------
    --------            ---------                   -------------

                  COMMON STOCKS:            96.62%

                  BEVERAGES:                 2.25%
     12,000       Pepsico Inc.                           624,600
                                                    -------------
                                                    -------------

                  COMPUTER AND PERIPHERALS:  2.59%
     39,000       Cisco Systems, Inc.                    721,500
                                                    -------------
                                                    -------------

                  COMPUTER SOFTWARE/SERVICES:5.13%
     33,000       Microsoft Corp.                        689,370
     17,000       SAP ADR                                736,950
                                                    -------------
                                                    -------------
                                                                       1,426,320
                                                    -------------
                                                    -------------

                  DRUG AND MEDICAL:         12.52%
     11,500       Abbott Laboratories                    518,190
     10,500       Amgen Inc.                             524,370
     11,000       Johnson & Johnson                      606,760
     14,700       Novartis AG                            588,294
     19,500       Roche Holdings LTD ADR                 667,680
     15,000       Stryker Corp.                          576,600
                                                    -------------
                                                    -------------
                                                                       3,481,894
                                                    -------------
                                                    -------------

                  ELECTRONICS/EQUIPMENT:     7.08%
     38,000       ABB Limited ADR                        625,480
     19,600       Emerson Electric Co.                   628,964
     45,500       Intel Corp.                            715,260
                                                    -------------
                                                    -------------
                                                                       1,969,704
                                                    -------------
                                                    -------------

                  FOOD:                      4.90%
     25,000       Kraft Foods Inc.                       652,750
     19,500       Nestle S.A. ADR                        711,165
                                                    -------------
                                                    -------------
    . 1,363,915
                                                    -------------
                                                    -------------

                  HOUSEHOLD:                 4.28%
      2,600       Kao Corporation ADR                    568,256
     12,000       Proctor & Gamble                       623,280
                                                    -------------
                                                    -------------
                                                                       1,191,536
                                                    -------------
                                                    -------------

                  MANUFACTURING:            12.77%
     27,000       Dupont EI                              768,690
     19,000       Honeywell International, Inc.          630,040
     12,700       3M Co.                                 725,170
     30,000       Unilever NV                            718,200
     13,500       United Technologies                    710,235
                                                    -------------
                                                    -------------
                                                                       3,552,335
                                                    -------------
                                                    -------------

                  MATERIALS:                 3.03%
     15,000       BHP Billiton LTD ADR                   843,600
                                                    -------------
                                                    -------------


                  MULTI-MEDIA:               2.74%
     31,500       Walt Disney Co.                        762,930
                                                    -------------
                                                    -------------

                  OIL:                      18.40%
     19,700       BASF AG - ADR                          833,310
      9,000       Chevron Corp.                          600,030
     13,700       Conocophillips                         628,008
     14,500       Encana Corp.                           803,735
     12,500       Royal Dutch Shell PLC                  673,875
     15,500       Schlumberger Ltd.                      887,065
     12,000       Total Fina ADR                         691,800
                                                    -------------
                                                    -------------
    . 5,117,823
                                                    -------------
                                                    -------------

                  RETAIL:                    5.42%
     14,000       Costco Wholesale                       679,280
     14,500       Nike, Inc. Class B                     827,225
                                                    -------------
                                                    -------------
                                                                       1,506,505
                                                    -------------
                                                    -------------

                  TELECOMMUNICATIONS:        7.94%
     13,100       China Telecom Ltd Adr                  644,651
     25,000       Hutchison Whampoa ADR                  876,250
     45,000       Nokia Corp ADR                         688,500
                                                    -------------
                                                    -------------
                                                                       2,209,401
                                                    -------------
                                                    -------------

                  TRANSPORTATION:            2.39%
                                                    -------------
                                                    -------------
     12,000       Fedex Corporation                      665,160
                                                    -------------
                                                    -------------

                  UTILITIES:                 5.16%
     20,500       EON AG ADR                             727,340
     12,500       FPL Group                              706,625
                                                    -------------
                                                    -------------
                                                                       1,433,965
                                                    -------------
                                                    -------------


    747,600       Total Securities          96.62%    26,871,188
                  Cash and Cash Equivalents  3.38%       939,513
                                         ---------- -------------
                                         ---------- -------------
                  TOTAL INVESTMENTS        100.00%  $ 27,810,701
                                         ========== =============
                                         ========== =============



    ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2009:



    Valuation Inputs:                              Investment in Securities:
    -----------------                              -------------------------
    Level 1 - Quoted Prices                         $ 26,871,188
    Level 2 - Other Significant Observable Inputs              -
    Level 3 - Significant Unobservable Inputs                  -
                                                    -------------
                                                    -------------
     Total:                                         $ 26,871,188
                                                    -------------

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2009
                                  (unaudited)

Number of                                  % of Total   Market
 Shares     Security Description           Investments  Value
                                           -----------
----------  -------------------------------           -----------
----------  -------------------------------           -----------

            COMMON STOCK:                    95.94%

            AGRICULTURE/CHEMICALS:           11.04%
    9,592   Silvinit Preferred                         1,918,400
   20,000   Stirol Concern ADR                            79,100
  205,000   Uralkaliy                                  3,876,550
                                                      -----------
                                                      -----------
                                                                       5,874,050
                                                      -----------
                                                      -----------

            CELLULAR TELECOMMUNICATION:       8.45%
   61,000   Mobile Telesystems ADR                     2,530,890
  150,511   Vimpel Communications ADR                  1,965,674
                                                      -----------
                                                      -----------
                                                                       4,496,564
                                                      -----------
                                                      -----------

            CONSTRUCTION:                     1.29%
1,000,000   Russian Infrastructure                       688,657
                                                      -----------
                                                      -----------

            CONSUMER:                        11.62%
2,500,000   Bohdan Automobile Plan                        62,662
   68,667   Data Art                                     699,998
   71,450   IBS Group Holding GDR                        439,015
  215,000   Magnit OJSC Spon GDR                       1,956,500
  138,352   Open Investments GDR                         864,700
  100,000   Sistema Hals GDR 144A                         55,000
  120,000   Sollers                                      960,000
  281,481   Ukproduct Group ORD                           77,304
   66,664   X-5 Retail Group REG S                     1,066,624
                                                      -----------
                                                      -----------
                                                                       6,181,803
                                                      -----------
                                                      -----------

            FINANCIAL:                        6.98%
  420,000   Gaz Capital SA 6.212% 11/22/16               353,850
  550,000   Lukoil Intl Fin 6.656% 6/7/22                418,000
  474,000   Mobile Tele 8% 1/28/12                       457,360
  316,800   Russian Fed S/UP 3/31/30 REGS                316,008
1,200,000   Sberbank RF                                1,698,000
  500,000   TNK BP Finance 7.573% 3/13/13                468,750
                                                      -----------
                                                      -----------
                                                                       3,711,968
                                                      -----------
                                                      -----------

            GAS DISTRIBUTION:                13.52%
  115,000   Gazprom OAO Spon ADR                       2,662,250
   85,000   Novatek OAO Spon GDR                       4,471,000
  183,554   Teton Energy Corporation                      62,408
                                                      -----------
                                                      -----------
                                                                       7,195,658
                                                      -----------
                                                      -----------

            NATURAL RESOURCES:                2.38%
  248,000   Ferrexpo                                     649,044
   11,000   Verkhanaya Salda Metal                       616,000
                                                      -----------
                                                      -----------
                                                                       1,265,044
                                                      -----------
                                                      -----------
Number of                                  % of Total   Market
 Shares     Security Description           Investments  Value
                                           -----------
----------  -------------------------------           -----------
----------  -------------------------------           -----------
            OIL DISTRIBUTION:                22.47%
   50,000   Gazprom Neft Spon ADR                        845,000
   50,000   Lukoil Oil Co. ADR                         2,620,000
  605,000   Rosneft Oil GDR                            4,059,550
   76,666   Tatneft Spon GDR                           2,109,082
2,220,570   TNK BP Holdilng ORD                        2,320,496
                                                      -----------
                                                      -----------
                                                                      11,954,128
                                                      -----------
                                                      -----------

            STEEL:                            4.75%
   38,000   Evraz Group GDR                              895,660
  100,000   Mechel Steel Group                         1,101,000
   15,000   Novolipetsk Steel GDR 144A                   290,250
    8,500   Severstal GDR                                 48,195
   25,000   TMK - GDR                                    192,500
                                                      -----------
                                                      -----------
                                                                       2,527,605
                                                      -----------
                                                      -----------

            UTILITIES:                        9.28%
       50   Deutsche Bank WTS 12/31/2009                 258,812
95,455,000  Federal Grid Co. Unified Energy System Spon G849,550
9,770,000   MRSK Holding                                 532,465
2,500,000   RAO Eastern Energy System                     11,000
1,384,864   Rengen SHS                                 2,042,148
26,075,410  RusHydro                                   1,063,877
  100,001   Fortum                                       163,002
      800   TGC 14 JSC Spon GDR 144A                       2,370
        1   TGK 10 OAO Spon GDR                                2
    7,925   TGK 4 OAO Spon GDR                            10,868
    3,225   TGK 2 SPON GDR                                 4,128
                                                      -----------
                                                      -----------
                                                                       4,938,222
                                                      -----------
                                                      -----------

            WIRELINE TELECOMMUNICATION:       4.16%
                                                      -----------
                                                      -----------
  450,000   Comstar GDR                                2,214,000
                                                      -----------
                                                      -----------

            Total Securities                 95.94%   51,047,699
            Cash and Cash Equivalents         4.06%    2,162,854
                                           ---------  -----------
                                           ---------  -----------
            TOTAL INVESTMENTS               100.00%   $ 53,210,553
                                           =========  ===========
                                           =========  ===========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date fo the Fund's related balance sheet.)

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2009:


                                                        Investment in
            Valuation Inputs:                           Securities
                                                        -----------
                                                        -----------
            Level 1 - Quoted Prices                     44,795,748
            Level 2 - Other Significant Observable Input 3,250,993
            Level 3 - Significant Unobservable Inputs    3,000,958
                                                        -----------
                                                        -----------
                                      Total:            $ 51,047,699
                                                        -----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: July 29, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: July 29, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: July 29, 2009
      ------------------------------------